CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (208,147)	$ (46,278)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	575
Asset write-off	19,659
Amortization of debt discount	42,083	42,583
Common stock issued for services	29,410
Gain on settlement of debt		(10,000)
Changes in operating assets and liabilities
Decrease in inventory	15
Increase in accrued expenses	3,000	1,966
Increased accounts payable	4,225
Net cash used in operating activities	(109,180)	(11,729)
INVESTING ACTIVITIES
Purchases of property and equipment		(850)
Net cash used in investing activities		(850)
FINANCING ACTIVITIES
Proceeds from note payable	100,000
Proceeds from convertible notes payable	45,000
Repayments on convertible notes payable	(38,000)
Repayments on shareholder loan	(5,048)	(19,215)
Net cash provided by (used in) financing activities	101,952	(19,215)
Net decrease in cash	(7,228)	(31,794)
Cash at beginning of period	29,006	60,800
Cash at end of period	21,778	29,006
Supplemental cash flow information
Cash paid for interest	7,030
Cash paid for income taxes
Non-cash investing and financing activities
Common Stock issued for conversion of convertible note payable and accrued interest	46,422
Beneficial conversion feature on convertible notes payable	45,000
Common Promissory Note issued for conversion of convertible note payable and accrued interest	101,529
Forgiveness of shareholders loan	9,738
Notes payable paid with shareholder loan		$ 38,000